Organization and Principal Activities - Schedule of VIE and its subsidiaries balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 288,048	$ 45,201	¥ 241,706
Restricted cash	11,017	1,729	8,014
Short-term investments			103,217
Accounts receivable, net	18,917	2,969	9,433
Inventories, net	624,991	98,075	442,628
Loans receivable, net			5,575
Prepayments and other current assets	378,962	59,467	189,812
Amounts due from related parties	18,732	2,939	9,358
Total current assets	1,340,667	210,380	1,009,743
Non-current assets:
Long-term investments	10,898	1,710	4,990
Property and equipment, net	20,643	3,239	15,594
Deferred tax assets	26,952	4,229	6,207
Total non-current assets	122,485	19,221	49,569
Total assets	1,463,152	229,601	1,059,312
Current liabilities:
Short-term bank loans	52,793	8,284	24,200
Accounts payable	108,529	17,031	145,995
Customer advances and deferred revenue	41,067	6,444	174,456
Amounts due to related parties	3,703	581
Income tax payable	11,142	1,748	37,969
Accrued expenses and other liabilities	245,742	38,562	233,587
Total current liabilities	463,245	72,692	616,207
Total liabilities	471,284	73,955	617,406
VIE and its subsidiaries
Current assets:
Cash and cash equivalents	81,106	12,728	111,385
Restricted cash	11,017	1,729	8,014
Short-term investments			73,160
Accounts receivable, net	2,268	356	1,233
Inventories, net	13,493	2,117	3,157
Loans receivable, net			5,575
Prepayments and other current assets	25,493	4,000	40,616
Amounts due from related parties	13	2	5,488
Amount due from the Company and its subsidiaries	246,688	38,711	329,943
Total current assets	380,078	59,643	578,571
Non-current assets:
Property and equipment, net	10,908	1,712	9,200
Deferred tax assets	15,891	2,494	4,582
Total non-current assets	26,799	4,206	13,782
Total assets	406,877	63,849	592,353
Current liabilities:
Short-term bank loans			24,200
Accounts payable	1,477	232	26,527
Customer advances and deferred revenue	812	127	64,110
Amounts due to related parties	4	1
Income tax payable	556	87	7,237
Accrued expenses and other liabilities	45,154	7,086	59,338
Amounts due to the Company and its subsidiaries	67,661	10,617	116,867
Total current liabilities	115,664	18,150	298,279
Total liabilities	¥ 115,664	$ 18,150	¥ 298,279